UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

 MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-21418

Ancora Trust

(Exact Name of Registrant as Specified in Charter)

One Chagrin Highlands

2000 Auburn Drive, Suite 300

Cleveland, Ohio 44122

(Address of Principal Executive Offices)

Richard A. Barone

c/o Ancora Trust

One Chagrin Highlands

2000 Auburn Drive, Suite 300

Cleveland, Ohio 44122

 (Name and Address of Agent for Service)

Copy to:

Michael J. Meaney, Esq.

McDonald Hopkins Co., LPA

2100 Bank One Center

600 Superior Ave., E.

Cleveland, Ohio 44114

Registrant’s Telephone Number, including Area Code: (216) 825-4000

Date of fiscal year end: December 31

Date of reporting period: September 30, 2007

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5).  The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, and 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.

Ancora Trust
Ancora Income Fund
Schedule of Investments
September 30, 2007

	Shares	Value
Corporate Bond Trust Certificates - 57.41%
BAC Capital Trust III - 7.0%	22,000	546,920
Bank One Cap VI 7.20%	26,400	662,112
Bear Stearns Capital Trust - 7.8%	15,000	377,700
Cabco Trust - AOL -7.625%	7,000	178,920
Citigroup Capital VI - 7.125%	30,000	750,600
Corporate-Backed Trust BellSouth Corp - 6.05%	21,600	496,800
Corporate-Backed Trust Bristol Myers Squibb - 6.8%	25,500	625,005
Corporate-Backed Trust Lehman Brothers FDX- 7.75%	20,025	203,855
Corporate-Backed Trust Lehman Brothers HSBC- 6.25%	8,000	180,960
Corporate-Backed Trust Motorola - 8.2%	6,000	151,440
CorTS Trust II BellSouth	21,000	493,500
CorTS Trust Disney - 6.875%	28,200	695,130
CorTS Trust IBM - 7.0%	29,500	738,680
CorTS Trust Verizon - 7.375%	30,000	762,600
General Electric Capital	28,000	697,200
MBNA Capital D - 8.125%	15,000	376,500
Merrill Lynch Preferred- 7.0%	26,000	642,200
NB Capital Corporation - 8.350%	3,900	97,968
Preferredplus Trust - Liberty Media Corp. - 7.0%	3,000	74,880
Preferredplus Trust - Goodrich Corp. - 7.875%	10,900	279,040
Preferredplus Trust - Goldman Sachs - 6.0%	10,000	220,700
Saturns Altria Group Inc. - 6.93%	14,500	358,150
Viacom Inc New 6.85%	25,000	596,000
Wachovia Capital Trust IV - 6.375%	29,000	677,440
TOTAL CORPORATE BOND TRUST CERTIFICATES (Cost $11,251,326)		10,884,300

Investment Companies - 24.4%

Closed-End Income Funds - 19.69%
John Hancock Income Securities Trust	46,000	642,620
John Hancock Patriot Select Dividend	50,000	635,000
Montgomery Strategic Income	41,000	688,390
Nuveen Preferred & Convertible Income Fund	62,000	744,000
Nuveen Preferred & Convertible Income Fund 2	31,000	375,100
Rivus Bond Fund	27,400	483,884
Western Asset-Claymore US Treasury Inflation Protected Securities Fund 2	14,000	163,660
		3,732,654

Ancora Trust
Ancora Income Fund
Schedule of Investments - continued
September 30, 2007

	Shares	Value
Closed-End Fund, Equities - 0.50%
BlackRock S&P 500 Protected Equity Fund	9,315	94,640
		94,640

Closed-End Funds, Senior Securities - 4.22%
Gabelli Convertible and Income Securities Fund, Inc. - 6.00%	10,000	231,000
Royce Value Trust Inc. - 5.90%	25,000	568,250
		799,250

TOTAL INVESTMENT COMPANIES (Cost $4,630,720)		4,626,544

REIT Preferred Shares - 10.4%
Equity Residential - 6.48%	24,000	544,080
Kimco Realty - 6.650%	18,000	424,800
Prologis Trust G - 6.750%	25,000	578,500
Public Storage - 7.500%	16,900	423,683
TOTAL REIT PREFERRED SHARES (Cost $2,094,679)		1,971,063

Money Market Securities - 7.52%
First American Government Obligations Fund -
Class Y, 4.67% (b)	1,420,721	1,420,721

TOTAL INVESTMENTS (Cost $19,397,446) - 99.7%		$ 18,902,628

Other Assets- (0.30)%		57,266

TOTAL NET ASSETS - 100%		$ 18,959,894

(a) American Depositary Receipt
(b) Variable rate security; the coupon rate shown represents the rate at September 30, 2007.

Ancora Trust
Ancora Equity Fund
Schedule of Investments
September 30, 2007

	Shares	Value
Common Stocks - 87.8%

Aerospace & Defense - 7.36%
Boeing Co. (a)	3,500	367,465
Goodrich Corp. (a)	7,000	477,610
L-3 Communications Holdings, Inc. (a)	4,000	408,560
		1,253,635

Materials - 1.26%
Dow Chemical Co. (a)	5,000	215,300
		215,300

Computer & Telecom Equipment - 16.62%
Cisco Systems Inc.	25,000	828,250
EMC Corp.	35,000	728,000
Intel Corporation (a)	22,000	568,920
International Business Machines Corp. (a)	6,000	706,800
		2,831,970

Consumer Products and Services - 9.76%
3M Company (a)	6,000	561,480
Archer Daniels Midland (a)	12,000	396,960
Procter & Gamble (a)	10,000	703,400
.		1,661,840
Energy - 8.66%
Anadarko Petroleum, Inc. (a)	10,000	537,500
Apache Corp. (a)	7,000	630,420
Nabors Industries Ltd.	10,000	307,700
		1,475,620

Entertainment & Media - 10.06%
International Gaming Technology (a)	15,000	646,500
Time Warner, Inc. (a)	30,000	550,800
Walt Disney Co. (a)	15,000	515,850
		1,713,150

Financial Services - 3.49%
American Express Co. (a)	10,000	593,700
		593,700

Ancora Trust
Ancora Equity Fund
Schedule of Investments - continued
September 30, 2007

Common Stocks - 87.8% Continued	Shares	Value

Healthcare - 12.24%
Johnson & Johnson (a)	7,000	459,900
Laboratory Corp. of America Holdings	6,000	469,380
Medtronic, Inc. (a)	7,000	394,870
Pfizer Inc. (a)	22,000	537,460
Wyeth (a)	5,000	222,750
		2,084,360

Machinery and Equipment - 18.36%
Caterpillar Inc. (a)	3,000	235,290
General Electric Co. (a)	20,000	828,000
Honeywell International, Inc. (a)	10,000	594,700
ITT Corporation (a)	10,000	679,300
Snap-On Incorporated (a)	7,000	346,780
Tyco International LTD. (a)	10,000	443,400
		3,127,470

TOTAL COMMON STOCKS (Cost $11,571,111)		14,957,045

Investment Companies - 6.99%
Boulder Total Return Fund, Inc.	11,000	232,430
Gabelli Dividend & Income Trust	35,000	752,850
John Hancock Bank & Thrift Oppurtunity Fund	25,000	204,750
Total Investment Companies (Cost $1,030,011)		1,190,030

Money Market Securities - 5.7%
First American Government Obligations Fund -	971,618	971,618
Class Y, 4.67% (b)

TOTAL INVESTMENTS (Cost $13,572,740) - 100.49%		$ 17,118,693

Liabilities in excess of other assets- -(0.49)%		(83,245)

TOTAL NET ASSETS - 100.00%		$ 17,035,449

(a) Income producing.
(b) Variable rate security; the coupon rate shown represents the rate at September 30, 2007

Ancora Trust
Ancora Special Opportunity Fund
Schedule of Investments
September 30, 2007

	Shares	Value
Common Stocks - 63.08%

Computer Equipment and Software - 10.04%
Adaptec Inc.	120,000	458,400
Applied Digital Solutions	150,000	138,000
Hypercom Corporation	30,000	135,600
LSI Logic Corp.	25,000	185,500
Symmetricom, Inc.	55,000	258,500
		1,176,000

Consumer Products and Services - 5.37%
Nautilus Group (a)	38,000	302,860
United Natural Foods	12,000	326,640
		629,500

Entertainment & Media-8.15%
4 Kids Entertainment, Inc.	15,000	263,850
Journal Register (a)	135,000	324,000
Time Warner Inc. (a)	20,000	367,200
		955,050

Healthcare - 11.67%
Albany Molecular Research Inc.	33,000	498,300
Gene Logic Inc.	150,000	178,500
Health Management Assocation (a)	50,000	347,000
Safeguard Scientifics, Inc.	150,000	343,500
		1,367,300

Insurance- 2.30%
Quanta Capital Holdings Ltd.	100,000	270,000
		270,000

Homeland Security - 9.28%
Mace Security International	193,500	435,375
RAE Systems	120,000	397,200
REMEC, Inc. (a)	150,000	255,000
.		1,087,575

Machinery and Equipment - 7.73%
Avid Technology, Inc.	12,000	324,960
Gehl Co.	17,000	379,610
Peak International, Ltd.	74,000	200,540
		905,110

Ancora Trust
Ancora Special Opportunity Fund
Schedule of Investments - continued
September 30, 2007

	Shares	Value
Common Stocks - 63.08% continued

Oil and Gas- 3.18%
Meridian Resource Corp.	150,000	372,000
		372,000

Corporate Services - 1.92%
Gevity HR Inc. (a)	22,000	225,500
		225,500

Internet Software and Services- 3.44%
Yahoo! Inc.	15,000	402,600
		402,600

TOTAL COMMON STOCKS (Cost $7,390,635)		7,390,635

Investment Companies - 20.34%
Boulder Total Return Fund	30,000	633,900
Clough Global Oppurtunity	27,000	473,580
Dreyfus High Yield	68,000	263,160
Gabelli Dividend & Income Trust	28,000	602,280
John Hancock Bank & Thrift Oppurtunity Fund	50,000	409,500
Total Investment Companies (Cost $2,382,420)		$ 2,382,420

Money Market Securities - 15.55%
First American Government Obligations Fund -	2,122,291	2,122,291
Class Y, 4.67% (b)		2,122,291

TOTAL INVESTMENTS (Cost $11,895,346) - 101.54%		11,895,346

Liabilities in excess of other assets- -(1.54)%		(180,105)

TOTAL NET ASSETS - 100.00%		11,715,241

(a) Income producing.
(b) Variable rate security; the coupon rate shown represents the rate at September 30, 2007.

Ancora Trust
Ancora Homeland Security Fund
Schedule of Investments
September 30, 2007

	Shares	Value
Common Stocks - 90.98%

Aerospace & Defense - 16.72%
AeroVironment, Inc.	2,000	46,020
Allied Defense Group	7,500	59,100
DHB Industries	12,000	52,680
DRS Technologies (a)	1,500	82,680
Esterline Technolgies Corp.	1,000	57,050
Kopin Corp.	7,500	28,575
L-3 Communications Holdings Inc. (a)	1,400	142,996
ManTech International Corporation	1,000	35,980
MTC Technologies	3,000	57,930
		563,011

Bio-Terror Detection and Defense - 9.04%
Acacia Reseach Combimatrix Group	4,500	24,750
Carrington Laboratories, Inc.	15,000	8,250
Cepheid Inc.	8,000	182,400
Emergent Biosolutions, Inc.	10,000	88,800
		304,200

Corporate and Personal Security - 14.83%
Actividentity Corp. (Activcard)	25,000	129,000
Applied Digital Solutions Inc.	20,000	18,400
Fortress International Group, Inc.	10,000	59,500
Henry Bros. Electronics Inc.	12,500	74,250
ID Systems, Inc.	5,000	61,200
L-1 Identity Solutions Inc	2,365	44,580
Mace Security International	50,000	112,500
		499,430

Disaster Response - 6.71%
Lakeland Industries	8,000	93,600
Mine Safety Appliances Co. (a)	2,500	117,775
TVI Corp.	40,000	14,400
		225,775

Radiation Detection and Protection - 4.5%
Implant Sciences Corp.	27,500	52,250
RAE Systems Inc.	30,000	99,300
		151,550

Surveillance and Border Security - 25.24%
Security With Advanced Technology, Inc. (A4S)	5,000	19,500
Analogic Corp. (a)	1,000	63,760
Applied Signal Technology Inc.	8,500	114,920
Argon ST Inc.	1,000	19,800
China Security & Surveillance, Inc.	5,000	121,500
Digimarc Corp.	12,500	113,000
EFJ Inc.	17,500	101,500
FLIR Systems Inc.	3,500	193,865
Lasercard Corp.	4,500	49,950
Verint Systems Inc.	2,000	52,000
		849,795

Ancora Trust
Ancora Homeland Security Fund
Schedule of Investments - continued
September 30, 2007

Common Stocks - 90.98% Continued	Shares	Value

Transportation Security - 13.94%
American Science and Engineering Inc. (a)	1,000	62,660
Cogent Inc.	10,000	156,800
Isonics Corp.	10,000	3,800
Mercury Computer Sytems, Inc.	7,500	77,100
OSI Systems Inc.	7,500	168,825
		469,185

TOTAL COMMON STOCKS (Cost $3,132,529)		3,062,946
.

Money Market Securities - 8.14%
First American Government Obligations Fund -	291,572	291,572
Class Y, 4.67% (b)

TOTAL INVESTMENTS (Cost $3,424,101) - 100.61%		$ 3,354,518

Other Assets - (0.36)%		12,055

TOTAL NET ASSETS - 100.00%		$ 3,366,574

(a) Income producing.
(b) Variable rate security; the coupon rate shown represents the rate at September 30, 2007.

ITEM 2. CONTROLS AND PROCEDURES.

(a)

EVALUATION OF DISCLOSURE CONTROLS AND PROCEDURES. The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant's filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission. Such information is accumulated and communicated to the Registrant's management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The Registrant's management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Quarterly Schedule of Portfolio Holdings on Form N-Q, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant's management, including the Registrant's principal executive officer and the Registrant's principal financial officer, of the effectiveness of the design and operation of the Registrant's disclosure controls and procedures. Based on such evaluation, the Registrant's principal executive officer and principal financial officer concluded that the Registrant's disclosure controls and procedures are effective.

(b)

CHANGES IN INTERNAL CONTROLS. There have been no significant changes in the Registrant's internal controls or in other factors that could significantly affect the internal controls subsequent to the date of their evaluation in connection with the preparation of this Quarterly Schedule of Portfolio Holdings on Form N-Q.

ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Ancora Trust

By /s/Richard A. Barone

     Richard A. Barone

     Chairman and Treasurer

Date: November 8, 2007